Investment Securities	12 Months Ended
Dec. 31, 2021
Investment Securities
Note 5. Investment Securities

Note 4.  Investment Securities

Debt securities AFS consist of the following:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

December 31, 2021
U.S. GSE debt securities	$12,001,978	$36,024	$209,504	$11,828,498
U.S. Government securities	32,374,935	0	333,894	32,041,041
Taxable municipal securities	300,000	0	1,267	298,733
Tax-exempt municipal securities	830,279	1,167	67	831,379
Agency MBS	128,291,487	184,002	1,342,968	127,132,521
ABS and OAS	2,131,610	82,414	0	2,214,024
CMO	1,451,349	0	30,891	1,420,458
Other investments	6,438,000	142,199	4,394	6,575,805
Total	$183,819,638	$445,806	$1,922,985	$182,342,459

December 31, 2020
U.S. GSE debt securities	$8,007,142	$165,934	$3,245	$8,169,831
Agency MBS	40,861,370	547,930	30,951	41,378,349
ABS and OAS	2,508,997	160,999	0	2,669,996
Other investments	8,169,000	318,002	0	8,487,002
Total	$59,546,509	$1,192,865	$34,196	$60,705,178

Investments pledged as collateral for larger dollar repurchase agreement accounts and for other purposes as required or permitted by law consisted of U.S. GSE debt securities, Agency MBS, and ABS and OAS.  These repurchase agreements mature daily.  These investments as of the balance sheet dates were as follows:

	Amortized	Fair
	Cost	Value

December 31, 2021	$63,045,599	$62,256,702
December 31, 2020	59,546,509	60,705,178
Proceeds from sales of debt securities AFS were $884,137 in 2020 with gains of $39,086.  There were no sales during 2021 from the investment portfolio.

The carrying amount and estimated fair value of securities by contractual maturity are shown below.  Expected maturities will differ from contractual maturities because issuers may call or prepay obligations with or without call or prepayment penalties, pursuant to contractual terms.  Because the actual maturities of Agency MBS usually differ from their contractual maturities due to the right of borrowers to prepay the underlying mortgage loans, usually without penalty, those securities are not presented in the following table by contractual maturity date.

The scheduled maturities of debt securities AFS at December 31, 2021 were as follows:

	Amortized	Fair
	Cost	Value

Due in one year or less	$3,470,000	$3,508,582
Due from one to five years	36,860,731	36,619,130
Due from five to ten years	13,065,163	12,942,726
Due after ten years	2,132,257	2,139,500
Agency MBS	128,291,487	127,132,521
Total	$183,819,638	$182,342,459

Debt securities with unrealized losses as of the balance sheet dates are presented in the tables below.

	Less than 12 months		12 months or more		Totals
	Fair	Unrealized	Fair	Unrealized	Number of	Fair	Unrealized
	Value	Loss	Value	Loss	Securities	Value	Loss
December 31, 2021
U.S. GSE debt securities	$5,869,117	$130,883	$1,921,379	$78,621	7	$7,790,496	$209,504
U.S. Government securities	32,041,041	333,894	0	0	46	32,041,041	333,894
Taxable municipal securities	298,733	1,267	0	0	1	298,733	1,267
Tax-exempt municipal securities	330,212	67	0	0	1	330,212	67
Agency MBS	107,061,452	1,128,587	8,809,493	214,381	84	115,870,945	1,342,968
CMO	1,420,458	30,891	0	0	3	1,420,458	30,891
Other investments	491,606	4,394	0	0	2	491,606	4,394
Total	$147,512,619	$1,629,983	$10,730,872	$293,002	144	$158,243,491	$1,922,985

December 31, 2020
U.S. GSE debt securities	$1,999,234	$3,245	$0	$0	2	$1,999,234	$3,245
Agency MBS	2,076,167	19,845	520,546	11,106	6	2,596,713	30,951
Total	$4,075,401	$23,090	$520,546	$11,106	8	$4,595,947	$34,196

Management evaluates securities for OTTI at least on a quarterly basis, and more frequently when economic or market conditions, or adverse developments relating to the issuer, warrant such evaluation. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.  In analyzing an issuer's financial condition, management considers whether the securities are issued by the federal government or its agencies, whether downgrades by bond rating agencies have occurred, and the results of reviews of the issuer's financial condition.

As the Company has the ability to hold its debt securities until maturity, or for the foreseeable future if classified as AFS, and it is more likely than not that the Company will not have to sell such securities before recovery of their cost basis, no declines in such securities were deemed to be other-than-temporary as of the balance sheet dates presented.

The Bank is a member of the FHLBB. The FHLBB is a cooperatively owned wholesale bank for housing and finance in the six New England States. Its mission is to support the residential mortgage and community-development lending activities of its members, which include over 450 financial institutions across New England. The Company obtains much of its wholesale funding from the FHLBB.  As a requirement of membership in the FHLBB, the Bank must own a minimum required amount of FHLBB stock, calculated periodically based primarily on the Bank’s level of borrowings from the FHLBB.  As a result of the Bank’s level of borrowings during 2021 and 2020, the Bank was required to purchase additional FHLBB stock in aggregate totaling $129,400 and $537,100, respectively.  As a member of the FHLBB, the Company is also subject to future capital calls by the FHLBB in order to maintain compliance with its capital plan.  During 2021 and 2020, FHLBB exercised capital call options with redemptions totaling $141,500 and $522,400, respectively, on the Company’s portfolio of FHLBB stock.  As of December 31, 2021 and 2020, the Company’s investment in FHLBB stock was $756,300 and $768,400, respectively.

The Company periodically evaluates its investment in FHLBB stock for impairment based on, among other factors, the capital adequacy of the FHLBB and its overall financial condition. No impairment losses have been recorded through December 31, 2021.

The Company’s investment in FRBB Stock was $588,150 at December 31, 2021 and 2020.

In 2018, the Company purchased 20 shares of common stock in ACBI at a purchase price of $90,000, for the purpose of obtaining access to correspondent banking services from ABCI subsidiary, ACBB. These shares are subject to contractual resale restrictions and considered by management to be restricted and are recorded in the balance sheet at cost, amounting to $90,000 at December 31, 2021 and 2020.